REVISION OF THE FIRST AND SECOND QUARTER FISCAL YEAR 2023 UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	9 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
REVISION OF THE FIRST AND SECOND QUARTER FISCAL YEAR 2023 UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2.	REVISION OF THE FIRST AND SECOND QUARTER FISCAL YEAR 2023 UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

During the third quarter of fiscal year 2023, the Company identified errors in the accrual of certain costs for the fiscal quarters ended September 30, 2022 and December 31, 2022, which resulted in an understatement of accounts payable and costs of goods sold for those two quarters. The corrections of these errors impacted the unaudited condensed consolidated financial statements for the first and second quarters of fiscal year 2023. The Company assessed the applicable guidance issued by the Securities and Exchange Commission (SEC) and the Financial Accounting Standards Board (FASB) and concluded these misstatements were not material, individually or in the aggregate, to its unaudited condensed consolidated financial statements for the aforementioned interim periods. However, because of the significance of these items, and to facilitate comparisons among periods, the Company decided to revise the previously issued first and second quarter unaudited condensed consolidated financial information by increasing accounts payable and cost of goods sold by $85,213 and $125,752 in the quarters ended September 30, 2022 and December 31, 2022, respectively. These quarterly and year to date financial statements will be revised in subsequent filings with the Securities and Exchange Commission that include such statements, including when the first and second quarter Form 10-Q’s are filed for fiscal year 2024.

Accumulated deficit at January 1, 2023 in the accompanying statement of stockholders’ equity for the quarter ended March 31, 2023 was made larger by $210,965 due to the effects of the increased expense accruals for the first and second quarters of fiscal year 2023.

The following are selected line items from the financial statements illustrating the effect of the error corrections for the quarters ended September 30, 2022 and December 31, 2022:

	Quarter Ended September 30, 2022
	As Previously Reported	Adjustment(1)	As Revised
Revenues	$5,085,301	$–	$5,085,301
Cost of goods sold	3,360,647	85,213	3,445,860
Gross Profit	1,724,654	(85,213)	1,639,441
Operating loss	(16,589)	(85,213)	(101,802)
Net loss	(73,511)	(85,213)	(158,724)
Net loss per share, basic and fully diluted	(0.01)	(0.02)	(0.03)

	Quarter Ended December 31, 2022
	As Previously Reported	Adjustment(1)	As Revised
Revenues	$5,886,961	$–	$5,886,961
Cost of goods sold	3,161,737	125,752	3,287,489
Gross Profit	2,725,224	(125,752)	2,599,472
Operating income	696,817	(125,752)	571,065
Net income	634,420	(125,752)	508,668
Net income per share, basic	0.11	(0.02)	0.09
Net income per share, fully diluted	0.11	(0.02)	0.09

(1)	The errors in each of the two fiscal quarters resulted from the omission of invoices from a small identifiable group of outside contractors used for certain services relating to research and development activities. In addition to the above adjustments, trade accounts payable will be increased in future filings by $85,213 and $210,965 as of September 30, 2022 and December 31, 2022, respectively.